Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Compensation and Retirement Disclosure [Abstract]
Schedule of stock option activity and related information for its option plans
	2018		2017
	Stock Awards	Weighted Average Price Per Share	Stock Awards	Weighted Average Price Per Share
Outstanding at beginning of year	62,700	$16.72	-	$-
Grants	8,400	17.57	62,700	16.72
Outstanding at year end	71,100	$16.82	62,700	$16.72

Vested shares at year end	15,644	$16.72	3,880	$16.72
Unvested shares at year end	55,456	$16.85	58,820	$16.72
Total outstanding shares at year end	71,100		62,700

Summary of stock option activity and option plans
	2018			2017
	Options	Exercise Price Range	Weighted Average Exercise Price Per Share	Options	Exercise Price Range	Weighted Average Exercise Price Per Share
Outstanding at beginning of year	152,080	$16.69-$16.72	$16.72	-	-	$-
Grants	20,000	$17.52-$17.75	17.58	152,080	$16.69-$16.72	16.72
Exercised	-	-	-	-	-	-
Outstanding at year end	172,080	$16.69-$17.75	$16.82	152,080	$16.69-$16.72	$16.72

Exercisable at year end	30,416	$16.69-$16.72	$16.72	-	-	$-

Schedule of estimate fair value of stock-based awards of weighted average assumptions
	2018	2017

Risk-free interest rate	2.41%	1.94%
Volatility factor	10.47%	9.35%
Dividends	0.00%	0.00%
Weighted average expected life (years)	5.00	5.00
Forfeiture rate	0.00%	0.00%

Summary of changes in unvested shares
Unvested Shares	Shares	Weighted Average Grant Date Fair Value

Unvested at January 1, 2018	152,080	$2.24
Granted	20,000	2.73
Vested	30,416	2.24

Unvested at December 31, 2018	141,664	$2.31